Loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Loss per share
Schedule of basic and diluted loss per share

The reported basic and diluted loss per share were as follows:

	2024	2023	2022
	$	$	$

Basic	(4.90)	(5.93)	(1.39)
Diluted	(4.90)	(5.93)	(1.39)

The following tables set out the data used in the basic and diluted loss per share calculations:

	2024	2023	2022
	$’000	$’000	$’000

Loss for the year	(1,644,201)	(1,988,178)	(468,966)
Less: loss for the year attributable to non-controlling interests	12,176	11,569	9,959
Loss for the year attributable to owners of the Company	(1,632,025)	(1,976,609)	(459,007)

	2024	2023	2022
	number	number	number
	(’000)	(’000)	(’000)

Weighted average number of ordinary shares outstanding	333,063	333,176	330,963
Weighted average number of potential ordinary shares	2,060	1,980	5,083